Deposits Paid for Acquisition of Investments	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Deposits Paid for Acquisition of Investments
5.	DEPOSITS PAID FOR ACQUISITION OF INVESTMENTS

a)	On April 15, 2008, Wealth Faith Limited (“Wealth Faith”), a direct, wholly-owned subsidiary, entered into a Memorandum of Understanding (“MOU”) with a third party for the acquisition of a 10% equity ownership interest in Always Rich Resources Inc. (“Always Rich”), an unrelated investment holding company. Always Rich indirectly holds a partial interest in a property under development and a parcel of land situated in Guangzhou, the PRC.

The total consideration for the acquisition of the interest in Always Rich was Rmb 150,000. A deposit of Rmb75,000 was paid to a third party vendor on April 24, 2008.

On June 30, 2011, the MOU lapsed. The deposit of Rmb67,500 was refunded to the Company. Rmb7,500 was charged by the third party as an administrative fee and recorded as an expense of the Company for the year ended December 31, 2011.

b)	On June 1, 2011, the Company, through Wealth Faith, entered into a Memorandum of Understanding under which Wealth Faith will acquire an equity interest from a third party in an investment holding company with the intention of jointly operating a golf and hotel complex in the PRC. Under the Memorandum of Understanding, refundable deposits amounting to HK$154,800 or Rmb127,278 were paid to the third party. The deposits were funded by the settlement of the Convertible Notes of Rosedale Hotel Holdings Limited (“Rosedale”), which matured on July 7, 2011 and accrued interest that totaled HK$73,800 or Rmb59,778 and a refund of deposits paid for acquisition of a property investment company of Rmb67,500 (see (a) above).

On September 28, 2012, the Company entered into a definitive investment agreement (the “Agreement”) with a third party vendor. The Agreement provides for the purchase by Wealth Faith Limited of 40% of the equity interest in Million Cube Limited (“Million Cube”), a company incorporated in the BVI from a third party vendor at a consideration of HK$200,000 or approximately US$25,600.

The Company, through Wealth Faith, has previously deposited HK$154,800 or Rmb127,278 in earnest money with the third party vendor, which will be applied toward the purchase price. According to the Agreement, the earnest money is refundable in full, without interest, within one month from the date of the receipt of a written notice from the Company if the Company is not satisfied with the conditions precedent as stated in the Agreement. The purchase of the 40% interest in Million Cube was completed on March 27, 2015. As such, the carrying value of the deposits paid for acquisition of investments as of December 31, 2015 was nil.